Property And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2023
Property And Equipment, Net [Abstract]
Schedule of Property and equipment, net	Property and equipment, net consisted of the following:
	As of September 30,
	2022	2023
	HK$	HK$
Building	565,000	565,000
Leasehold improvements	320,000	320,000
Motor vehicles	1,463,000	1,480,700
Furniture, fixtures and equipment	100,747	100,747
Equipment for leasing	14,491,150	13,156,650
Less: accumulated depreciation	(6,216,280)	(7,217,534)
Property and equipment, net	10,723,617	8,405,563

Schedule of Disposal of Equipment for Leasing	Such activities resulted in the disposal of equipment for leasing, which was classified as in the security-related engineering services, as follows:
	For the Years Ended September 30,
	2021	2022
	HK$	HK$
Cost	16,417,750	2,888,150
Accumulated depreciation	(2,590,273)	(1,024,258)
Carrying amount of the equipment for leasing disposed	13,827,477	1,863,892

Proceeds from disposal	17,760,116	—

Gain (loss) on disposal	3,932,639	(1,863,892)